Loss Before Income Tax	12 Months Ended
Dec. 31, 2019
Profit Loss [Abstract]
Loss Before Income Tax
18.	LOSS BEFORE INCOME TAX
a.	Other operating income and expenses

	For the Year Ended December 31
	2017	2018	2019
Impairment loss recognized on intangible assets (Note 12)	$—	$—	$(23,073,400)

b.	Other gains and losses

	For the Year Ended December 31
	2017	2018	2019
Net foreign exchange (losses) gains	$(667,130)	$95,894	$(135,413)
Loss on disposal of property, plant and equipment	(31,298)	—	(74,195)
Loss on lease modification	—	—	(64,287)
Fair value changes of financial assets mandatorily classified as at FVTPL	—	60,004	(46,985)
Others	(263)	57,345	(6,678)
	$(698,691)	$213,243	$(327,558)

c.	Finance costs

	For the Year Ended December 31
	2017	2018	2019
Interest on government loans	$416,698	$441,474	$435,684
Other interest expenses	—	50,430	374,376
Interest on loans from shareholders	—	—	55,515
Interest on lease liabilities	—	—	36,037
	$416,698	$491,904	$901,612

d.	Depreciation and amortization

	For the Year Ended December 31
	2017	2018	2019
Right-of-use assets	$—	$—	$267,948
Property, plant and equipment	200,918	235,410	173,056
Computer software	9,058	6,355	4,347
	$209,976	$241,765	$445,351

All depreciation and amortization expenses were recognized as general and administrative expenses for the years ended December 31, 2017, 2018 and 2019.

e.	Employee benefits expense

	For the Year Ended December 31
	2017	2018	2019
Short-term benefits	$7,062,311	$8,002,069	$5,628,025
Post-employment benefits (Note 15)	329,455	424,157	325,059
Share-based payments (Note 21)
Equity-settled	769,595	451,060	42,511
Cash-settled	357,000	838,677	1,272
Total employee benefits expense	$8,518,361	$9,715,963	$5,996,867
Employee benefits expense by function
General and administrative expenses	$4,664,285	$6,294,470	$4,210,477
Research and development expenses	3,854,076	3,421,493	1,786,390
	$8,518,361	$9,715,963	$5,996,867

f.	Employees’ compensation and remuneration of directors

Under the ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.

ASLAN Cayman had accumulated deficits for the years ended December 31, 2017, 2018 and 2019; therefore, no compensation for employees and remuneration of directors was accrued.